Income tax (Tables)	9 Months Ended
Sep. 30, 2020
Income tax
Schedule of components of income tax expense

	For the three months ended		For the nine months ended
	September 30,		September 30,
In thousands of EUR	2020	2019	2020	2019
Current tax	793	(208)	1,387	53
Total Income tax (benefit) / expense	793	(208)	1,387	53

Schedule of income tax payables

	As of	As of
	September 30, 2020	December 31, 2019
Income Tax Payables	355	400
Provision for Income Tax	9,890	9,656
Total	10,245	10,056